SHARE-BASED PAYMENT - Annual compensation - Bonus (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiple of monthly salary for cash bonus paid in ordinary shares | item	5
Incremental value of bonus in cash payable	$ 30,000
Number of days of VWAP considered for bonus payment	20 days
Bonus in Kind | Vests immediately
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage	50.00%
Bonus in Kind | Vests in the subsequent 12-months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage	50.00%
Vesting period	12 months
Options incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges accounted	$ 3,400,000	$ 300,000	$ 700,000
Vesting period	3 years